John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 3/31/2024

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.2%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,569,313	$194,813,097
Capital Appreciation, Class NAV, JHF II (Jennison)	6,718,475	105,883,173
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,999,809	86,758,156
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,017,758	149,541,278
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,266,042	190,000,994
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,135,680	177,005,040
Equity Income, Class NAV, JHF II (T. Rowe Price)	11,493,434	231,592,696
Financial Industries, Class NAV, JHIT II (MIM US) (B)	1,784,583	29,963,142
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,494,364	249,462,628
Global Equity, Class NAV, JHF II (MIM US) (B)	3,425,205	45,109,951
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	3,866,638	54,635,593
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,531,872	68,761,169
International Growth, Class NAV, JHF III (Wellington)	3,540,180	93,920,970
International Small Company, Class NAV, JHF II (DFA)	8,375,184	89,781,977
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,128,212	279,875,713
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	10,647,831	173,666,118
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,692,659	244,413,963
Multifactor Emerging Markets ETF, JHETF (DFA)	2,376,193	61,612,546
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,600,580	125,257,559
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	4,312,431	70,378,882
Small Cap Value, Class NAV, JHF II (Wellington)	4,314,160	76,403,768
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,499,473	161,234,140
Fixed income - 1.1%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,124,746	16,275,556
High Yield, Class NAV, JHBT (MIM US) (B)	2,657,923	8,026,929
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,151,609	10,686,932
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	2,475,334	25,025,623
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,663,058	164,639,854
Health Sciences, Class NAV, JHF II (T. Rowe Price)	7,748,274	39,361,232
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	14,265,970	$29,530,557

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,443,750,333)		$3,253,619,236
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	97,412

TOTAL COMMON STOCKS (Cost $91,717)		$97,412
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.225%, 11/15/2052	$52,140,200	15,676,219
U.S. Treasury STRIPS, PO, 4.344%, 08/15/2051	67,909,600	20,847,091
U.S. Treasury STRIPS, PO, 4.380%, 05/15/2050	69,914,900	22,449,461

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $70,275,156)		$58,972,771
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (F)(G)	6,561	65,592

TOTAL SHORT-TERM INVESTMENTS (Cost $65,592)		$65,592
Total investments (Cost $2,514,182,798) - 100.0%		$3,312,755,011
Other assets and liabilities, net - 0.0%		65,783
TOTAL NET ASSETS - 100.0%		$3,312,820,794
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.3%
Equity - 75.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,928,315	$432,727,439
Capital Appreciation, Class NAV, JHF II (Jennison)	17,082,575	269,221,386
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	39,629,897	382,032,203
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,636,789	338,874,195
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,110,929	404,458,297
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	36,534,449	337,943,650
Equity Income, Class NAV, JHF II (T. Rowe Price)	25,326,626	510,331,514
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,311,751	72,394,293
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	7,474,290	$89,168,280
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,159,068	439,695,896
Global Equity, Class NAV, JHF II (MIM US) (B)	12,323,586	162,301,623
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,590,030	107,247,130
International Dynamic Growth, Class NAV, JHIT (Axiom)	9,629,132	119,690,108
International Growth, Class NAV, JHF III (Wellington)	6,941,595	184,160,507
International Small Company, Class NAV, JHF II (DFA)	17,862,635	191,487,451
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	61,249,750	609,435,011
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	22,974,797	374,718,945
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,126,489	537,757,830
Multifactor Emerging Markets ETF, JHETF (DFA)	7,545,858	195,657,307
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,297,800	285,067,747
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	8,050,110	131,377,795
Small Cap Value, Class NAV, JHF II (Wellington)	8,533,062	151,120,534
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,268,808	392,189,140
Fixed income - 14.3%
Bond, Class NAV, JHSB (MIM US) (B)	41,501,326	558,192,829
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	21,858,179	167,433,651
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,788,371	98,342,572
High Yield, Class NAV, JHBT (MIM US) (B)	39,380,664	118,929,604
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,595,268	107,604,088
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,769,640	216,390,223
Alternative and specialty - 6.4%
Diversified Macro, Class NAV, JHIT (Graham)	4,448,390	44,973,219
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	29,938,085	360,753,920
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,899,446	96,009,187
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	34,170,127	70,732,163

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,798,208,062)		$8,558,419,737
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	221,307

TOTAL COMMON STOCKS (Cost $208,367)		$221,307
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$18,115,470	$17,666,613
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	33,534,369	32,116,001
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	42,503,140	40,046,362
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	57,458,023	55,814,792
U.S. Treasury STRIPS, PO, 4.225%, 11/15/2052	164,749,500	49,532,782
U.S. Treasury STRIPS, PO, 4.344%, 08/15/2051	212,950,100	65,372,056
U.S. Treasury STRIPS, PO, 4.380%, 05/15/2050	219,166,700	70,373,759

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $386,904,170)		$330,922,365
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (F)(G)	20,295	202,897

TOTAL SHORT-TERM INVESTMENTS (Cost $202,897)		$202,897
Total investments (Cost $7,185,523,496) - 100.0%		$8,889,766,306
Other assets and liabilities, net - 0.0%		1,493,460
TOTAL NET ASSETS - 100.0%		$8,891,259,766
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 57.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,797,933	$261,871,202
Capital Appreciation, Class NAV, JHF II (Jennison)	9,387,141	147,941,348
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	37,428,958	360,815,152
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,025,582	199,435,705
Disciplined Value International, Class NAV, JHIT (Boston Partners)	19,373,760	300,099,543
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,994,980	194,203,567
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,718,122	296,570,151
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,353,744	56,309,355
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	6,041,953	72,080,496
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,395,643	$242,414,961
Global Equity, Class NAV, JHF II (MIM US) (B)	12,109,677	159,484,452
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,536,378	40,420,802
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	2,833,685	40,039,971
International Dynamic Growth, Class NAV, JHIT (Axiom)	7,058,922	87,742,403
International Growth, Class NAV, JHF III (Wellington)	5,287,741	140,283,776
International Small Company, Class NAV, JHF II (DFA)	8,648,329	92,710,086
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	36,597,357	364,143,705
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	14,194,222	231,507,753
Mid Value, Class NAV, JHF II (T. Rowe Price)	19,828,954	353,946,829
Multifactor Emerging Markets ETF, JHETF (DFA)	4,866,317	126,179,220
Small Cap Core, Class NAV, JHIT (MIM US) (B)	10,976,639	180,895,016
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	4,993,510	81,494,087
Small Cap Value, Class NAV, JHF II (Wellington)	6,163,636	109,157,998
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,610,645	395,990,369
Fixed income - 30.6%
Bond, Class NAV, JHSB (MIM US) (B)	54,958,928	739,197,588
Core Bond, Class NAV, JHF II (Allspring Investments)	24,768,236	269,726,091
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	36,880,491	282,504,562
Floating Rate Income, Class NAV, JHF II (Bain Capital)	23,032,245	177,117,963
High Yield, Class NAV, JHBT (MIM US) (B)	70,925,333	214,194,504
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	29,014,484	269,254,415
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	47,738,822	474,523,891
Alternative and specialty - 5.9%
Diversified Macro, Class NAV, JHIT (Graham)	5,963,328	60,289,245
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	20,130,567	242,573,328
Health Sciences, Class NAV, JHF II (T. Rowe Price)	13,304,869	67,588,732
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,249,175	40,027,231
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	26,758,141	55,389,351

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,312,531,592)		$7,428,124,848
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$137,127

TOTAL COMMON STOCKS (Cost $129,116)		$137,127
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$32,786,559	31,974,189
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	61,068,897	58,485,930
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	77,403,347	72,929,259
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	103,992,603	101,018,539
U.S. Treasury STRIPS, PO, 4.225%, 11/15/2052	216,516,000	65,096,646
U.S. Treasury STRIPS, PO, 4.344%, 08/15/2051	273,980,500	84,107,350
U.S. Treasury STRIPS, PO, 4.380%, 05/15/2050	284,076,300	91,216,034

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $587,004,171)		$504,827,947
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (F)(G)	20,195	201,901

TOTAL SHORT-TERM INVESTMENTS (Cost $201,901)		$201,901
Total investments (Cost $6,899,866,780) - 100.1%		$7,933,291,823
Other assets and liabilities, net - (0.1%)		(5,001,334)
TOTAL NET ASSETS - 100.0%		$7,928,290,489
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.0%
Equity - 38.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	797,161	$43,509,056
Capital Appreciation, Class NAV, JHF II (Jennison)	1,595,956	25,152,274
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,041,738	96,802,350
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,569,758	39,008,491
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,475,366	53,833,421
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,423,438	22,416,802
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,806,068	56,542,262
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,976,258	$23,576,762
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	637,838	45,535,257
Global Equity, Class NAV, JHF II (MIM US) (B)	3,631,091	47,821,469
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,502,155	17,169,636
International Growth, Class NAV, JHF III (Wellington)	1,747,202	46,353,281
International Small Company, Class NAV, JHF II (DFA)	1,827,380	19,589,518
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,806,270	77,672,382
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,952,729	48,159,016
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,336,383	59,554,438
Multifactor Emerging Markets ETF, JHETF (DFA)	913,406	23,683,796
Small Cap Core, Class NAV, JHIT (MIM US) (B)	781,875	12,885,293
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	1,306,109	21,315,700
Small Cap Value, Class NAV, JHF II (Wellington)	1,301,326	23,046,491
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,030,228	78,176,135
Fixed income - 49.2%
Bond, Class NAV, JHSB (MIM US) (B)	21,599,103	290,507,936
Core Bond, Class NAV, JHF II (Allspring Investments)	21,904,311	238,537,950
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,052,451	122,961,778
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,030,832	77,137,101
High Yield, Class NAV, JHBT (MIM US) (B)	30,876,831	93,248,031
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,449,000	134,086,717
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	16,372,285	162,740,512
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	2,278,350	23,034,121
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,825,144	46,092,982
Infrastructure, Class NAV, JHIT (Wellington)	838,575	11,463,325
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,651,525	34,397,364

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,972,407,189)		$2,116,011,647
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	22,999

TOTAL COMMON STOCKS (Cost $21,654)		$22,999
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
U.S. Government - 7.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$14,327,033	$13,972,045
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	26,760,119	25,628,275
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	33,914,223	31,953,905
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	45,442,894	44,143,281
U.S. Treasury STRIPS, PO, 4.225%, 11/15/2052	41,538,300	12,488,703
U.S. Treasury STRIPS, PO, 4.344%, 08/15/2051	52,563,000	16,135,946
U.S. Treasury STRIPS, PO, 4.380%, 05/15/2050	54,500,100	17,499,816

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $179,502,398)		$161,821,971
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (F)(G)	6,776	67,739

TOTAL SHORT-TERM INVESTMENTS (Cost $67,739)		$67,739
Total investments (Cost $2,151,998,980) - 100.1%		$2,277,924,356
Other assets and liabilities, net - (0.1%)		(3,148,555)
TOTAL NET ASSETS - 100.0%		$2,274,775,801
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.7%
Equity - 18.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	187,548	$10,236,388
Capital Appreciation, Class NAV, JHF II (Jennison)	366,870	5,781,870
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,783,637	36,474,257
Disciplined Value, Class NAV, JHF III (Boston Partners)	326,081	8,103,107
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,166,846	18,074,450
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,848,288	17,096,666
Equity Income, Class NAV, JHF II (T. Rowe Price)	640,941	12,914,969
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	717,689	8,562,032
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	119,765	8,550,045
Global Equity, Class NAV, JHF II (MIM US) (B)	1,098,697	14,469,834
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	973,809	$11,130,642
International Growth, Class NAV, JHF III (Wellington)	559,227	14,836,289
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,257,610	42,363,222
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,160,783	18,932,365
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,284,065	22,920,560
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	986,417	16,098,333
Small Cap Value, Class NAV, JHF II (Wellington)	966,915	17,124,064
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,549,892	39,474,794
Fixed income - 69.0%
Bond, Class NAV, JHSB (MIM US) (B)	23,608,388	317,532,823
Core Bond, Class NAV, JHF II (Allspring Investments)	24,849,889	270,615,292
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,962,190	122,270,376
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,018,301	77,040,731
High Yield, Class NAV, JHBT (MIM US) (B)	30,952,468	93,476,452
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	16,464,159	152,787,393
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	14,774,305	146,856,593
Alternative and specialty - 3.8%
Infrastructure, Class NAV, JHIT (Wellington)	2,176,021	29,746,212
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,634,935	34,241,086

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,594,340,682)		$1,567,710,845
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$17,945,113	17,500,478
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	33,481,339	32,065,213
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	42,566,375	40,105,942
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	57,859,579	56,204,864

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $151,168,428)		$145,876,497
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (F)(G)	6,051	60,493
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $60,492)	$60,493
Total investments (Cost $1,745,569,602) - 100.2%	$1,713,647,835
Other assets and liabilities, net - (0.2%)	(3,334,928)
TOTAL NET ASSETS - 100.0%	$1,710,312,907
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,253,619,236	$3,253,619,236	—	—
Common stocks	97,412	—	—	$97,412
U.S. Government and Agency obligations	58,972,771	—	$58,972,771	—
Short-term investments	65,592	65,592	—	—
Total investments in securities	$3,312,755,011	$3,253,684,828	$58,972,771	$97,412

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,558,419,737	$8,558,419,737	—	—
Common stocks	221,307	—	—	$221,307
U.S. Government and Agency obligations	330,922,365	—	$330,922,365	—
Short-term investments	202,897	202,897	—	—
Total investments in securities	$8,889,766,306	$8,558,622,634	$330,922,365	$221,307

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
8	|

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Balanced Portfolio (continued)
Affiliated investment companies	$7,428,124,848	$7,428,124,848	—	—
Common stocks	137,127	—	—	$137,127
U.S. Government and Agency obligations	504,827,947	—	$504,827,947	—
Short-term investments	201,901	201,901	—	—
Total investments in securities	$7,933,291,823	$7,428,326,749	$504,827,947	$137,127

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,116,011,647	$2,116,011,647	—	—
Common stocks	22,999	—	—	$22,999
U.S. Government and Agency obligations	161,821,971	—	$161,821,971	—
Short-term investments	67,739	67,739	—	—
Total investments in securities	$2,277,924,356	$2,116,079,386	$161,821,971	$22,999

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,567,710,845	$1,567,710,845	—	—
U.S. Government and Agency obligations	145,876,497	—	$145,876,497	—
Short-term investments	60,493	60,493	—	—
Total investments in securities	$1,713,647,835	$1,567,771,338	$145,876,497	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,569,313	$186,400,023	—	$(16,807,863)	$3,882,990	$21,337,947	—	—	$194,813,097
Capital Appreciation	6,718,475	101,904,010	—	(9,673,927)	(945,896)	14,598,986	—	—	105,883,173
Capital Appreciation Value	8,999,809	82,867,372	$88,770	(431,047)	(22,732)	4,255,793	—	—	86,758,156
Disciplined Value	6,017,758	141,798,530	—	(8,516,166)	528,484	15,730,430	—	—	149,541,278
Disciplined Value International	12,266,042	180,492,205	—	(2,375,498)	141,646	11,742,641	—	—	190,000,994
Diversified Macro	2,475,334	23,435,706	—	(1,671,027)	(55,539)	3,316,483	—	—	25,025,623
Diversified Real Assets	13,663,058	158,112,205	115,145	(556,460)	(10,608)	6,979,572	—	—	164,639,854
Emerging Markets Debt	2,124,746	16,350,546	236,736	(370,146)	(87,367)	145,787	$236,736	—	16,275,556
Emerging Markets Equity	19,135,680	173,685,190	—	(890,001)	(293,648)	4,503,499	—	—	177,005,040
Equity Income	11,493,434	219,502,253	707,478	(6,856,343)	210,640	18,028,668	707,479	—	231,592,696
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	1,784,583	$28,411,750	—	$(1,198,446)	$57,392	$2,692,446	—	—	$29,963,142
Fundamental Large Cap Core	3,494,364	235,955,982	—	(3,358,767)	126,440	16,738,973	—	—	249,462,628
Global Equity	3,425,205	42,841,353	—	(1,747,294)	92,192	3,923,700	—	—	45,109,951
Global Thematic Opportunities	3,866,638	52,361,653	—	(2,355,621)	579,559	4,050,002	—	—	54,635,593
Health Sciences	7,748,274	38,265,261	—	(1,985,412)	(55,421)	3,136,804	—	—	39,361,232
High Yield	2,657,923	8,175,548	$155,935	(276,217)	(39,959)	11,622	$161,392	—	8,026,929
International Dynamic Growth	5,531,872	66,429,484	—	(8,649,213)	(240,426)	11,221,324	—	—	68,761,169
International Growth	3,540,180	89,881,158	—	(2,660,461)	(799,477)	7,499,750	—	—	93,920,970
International Small Company	8,375,184	87,269,422	—	—	—	2,512,555	—	—	89,781,977
International Strategic Equity Allocation	28,128,212	272,775,652	—	(5,832,402)	(320,170)	13,252,633	—	—	279,875,713
John Hancock Collateral Trust	6,561	1,259	131,276	(66,943)	1	(1)	96	—	65,592
Mid Cap Growth	10,647,831	166,094,337	—	(9,309,185)	(3,834,809)	20,715,775	—	—	173,666,118
Mid Value	13,692,659	231,759,023	—	(13,089,838)	885,352	24,859,426	—	—	244,413,963
Multifactor Emerging Markets ETF	2,376,193	60,426,588	—	—	—	1,185,958	—	—	61,612,546
Science & Technology	14,265,970	28,594,431	—	(3,509,490)	38,738	4,406,878	—	—	29,530,557
Short Duration Bond	1,151,609	—	11,731,397	(1,029,861)	(2,222)	(12,382)	91,528	—	10,686,932
Small Cap Core	7,600,580	119,633,129	—	—	—	5,624,430	—	—	125,257,559
Small Cap Dynamic Growth	4,312,431	66,904,522	—	(7,631,711)	(2,219,881)	13,325,952	—	—	70,378,882
Small Cap Value	4,314,160	73,476,212	1,100,234	(285,009)	829	2,111,502	—	—	76,403,768
U.S. Sector Rotation	14,499,473	151,382,017	4,888,761	(10,111,694)	340,038	14,735,018	—	—	161,234,140
					$(2,043,854)	$252,632,171	$1,197,231	—	$3,253,684,828
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	7,928,315	$419,275,420	—	$(42,902,238)	$9,296,949	$47,057,308	—	—	$432,727,439
Bond	41,501,326	541,111,267	$38,326,782	(14,418,549)	(3,227,730)	(3,598,941)	$6,127,036	—	558,192,829
Capital Appreciation	17,082,575	262,099,209	—	(27,741,428)	(1,051,430)	35,915,035	—	—	269,221,386
Capital Appreciation Value	39,629,897	369,311,840	—	(5,986,224)	(454,003)	19,160,590	—	—	382,032,203
Disciplined Value	13,636,789	324,217,829	—	(22,390,533)	1,413,304	35,633,595	—	—	338,874,195
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	26,110,929	$387,682,515	$343,926	$(9,054,341)	$539,529	$24,946,668	—	—	$404,458,297
Diversified Macro	4,448,390	42,986,528	—	(3,909,465)	(234,415)	6,130,571	—	—	44,973,219
Diversified Real Assets	29,938,085	344,716,067	2,654,966	(1,984,223)	(9,314)	15,376,424	—	—	360,753,920
Emerging Markets Debt	21,858,179	167,753,096	2,476,858	(3,477,205)	(885,991)	1,566,893	$2,476,858	—	167,433,651
Emerging Markets Equity	36,534,449	331,136,071	—	(1,230,000)	(644,282)	8,681,861	—	—	337,943,650
Equity Income	25,326,626	488,259,590	1,564,224	(19,948,633)	741,137	39,715,196	1,564,223	—	510,331,514
Financial Industries	4,311,751	69,263,228	—	(3,553,368)	180,571	6,503,862	—	—	72,394,293
Floating Rate Income	12,788,371	96,780,632	2,978,830	(1,669,453)	(32,528)	285,091	2,373,996	—	98,342,572
Fundamental Global Franchise	7,474,290	85,856,374	—	(2,523,073)	84,154	5,750,825	—	—	89,168,280
Fundamental Large Cap Core	6,159,068	420,450,726	—	(10,631,707)	371,860	29,505,017	—	—	439,695,896
Global Equity	12,323,586	155,318,063	—	(7,540,438)	683,604	13,840,394	—	—	162,301,623
Global Thematic Opportunities	7,590,030	103,545,376	—	(5,456,243)	1,375,306	7,782,691	—	—	107,247,130
Health Sciences	18,899,446	93,691,307	—	(5,248,494)	(39,100)	7,605,474	—	—	96,009,187
High Yield	39,380,664	117,427,167	2,625,090	(737,110)	(86,104)	(299,439)	1,847,357	—	118,929,604
International Dynamic Growth	9,629,132	116,488,548	—	(16,035,277)	(1,325,501)	20,562,338	—	—	119,690,108
International Growth	6,941,595	177,761,524	—	(6,826,828)	(21,761)	13,247,572	—	—	184,160,507
International Small Company	17,862,635	185,518,798	604,009	—	—	5,364,644	—	—	191,487,451
International Strategic Equity Allocation	61,249,750	600,278,429	—	(19,130,472)	(909,875)	29,196,929	—	—	609,435,011
John Hancock Collateral Trust	20,295	50,882	397,914	(245,908)	14	(5)	372	—	202,897
Mid Cap Growth	22,974,797	361,476,906	3,316,534	(26,939,803)	(11,313,128)	48,178,436	—	—	374,718,945
Mid Value	30,126,489	514,499,714	—	(33,671,245)	2,256,716	54,672,645	—	—	537,757,830
Multifactor Emerging Markets ETF	7,545,858	191,891,169	—	—	—	3,766,138	—	—	195,657,307
Science & Technology	34,170,127	68,876,741	1,135,007	(10,016,609)	(4,573)	10,741,597	—	—	70,732,163
Short Duration Bond	11,595,268	102,802,538	7,961,400	(2,822,046)	(3,810)	(333,994)	1,321,088	—	107,604,088
Small Cap Core	17,297,800	271,415,173	1,253,728	(461,492)	5,601	12,854,737	—	—	285,067,747
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	8,050,110	$125,440,283	$1,195,752	$(16,095,956)	$(4,831,748)	$25,669,464	—	—	$131,377,795
Small Cap Value	8,533,062	145,951,767	974,310	—	—	4,194,457	—	—	151,120,534
Strategic Income Opportunities	21,769,640	215,050,866	3,880,679	(1,048,688)	(27,321)	(1,465,313)	$1,917,846	—	216,390,223
U.S. Sector Rotation	35,268,808	365,664,684	19,343,149	(29,014,715)	592,493	35,603,529	—	—	392,189,140
					$(7,561,376)	$563,812,289	$17,628,776	—	$8,558,622,634
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	4,797,933	$255,978,170	$415,780	$(28,835,402)	$12,342,266	$21,970,388	—	—	$261,871,202
Bond	54,958,928	740,542,212	15,616,456	(7,718,630)	(1,457,947)	(7,784,503)	$8,164,284	—	739,197,588
Capital Appreciation	9,387,141	145,437,043	588,212	(17,319,737)	402,303	18,833,527	—	—	147,941,348
Capital Appreciation Value	37,428,958	352,122,255	—	(9,059,912)	(498,684)	18,251,493	—	—	360,815,152
Core Bond	24,768,236	256,591,449	22,846,424	(6,163,288)	(888,306)	(2,660,188)	1,981,572	—	269,726,091
Disciplined Value	8,025,582	192,787,912	—	(15,223,604)	1,514,443	20,356,954	—	—	199,435,705
Disciplined Value International	19,373,760	290,975,698	—	(9,875,453)	537,429	18,461,869	—	—	300,099,543
Diversified Macro	5,963,328	57,436,298	—	(5,115,800)	52,766	7,915,981	—	—	60,289,245
Diversified Real Assets	20,130,567	234,055,852	1,267,778	(3,144,560)	91,830	10,302,428	—	—	242,573,328
Emerging Markets Debt	36,880,491	280,478,902	4,141,245	(3,254,038)	(837,313)	1,975,766	4,141,245	—	282,504,562
Emerging Markets Equity	20,994,980	193,022,269	—	(3,438,670)	(1,152,119)	5,772,087	—	—	194,203,567
Equity Income	14,718,122	286,684,574	911,017	(14,657,219)	559,908	23,071,871	911,018	—	296,570,151
Financial Industries	3,353,744	54,432,395	—	(3,340,592)	160,317	5,057,235	—	—	56,309,355
Floating Rate Income	23,032,245	175,299,314	4,864,192	(3,502,041)	(68,473)	524,971	4,284,760	—	177,117,963
Fundamental Global Franchise	6,041,953	69,908,334	—	(2,554,825)	79,128	4,647,859	—	—	72,080,496
Fundamental Large Cap Core	3,395,643	233,808,266	—	(7,959,680)	298,945	16,267,430	—	—	242,414,961
Global Equity	12,109,677	154,371,022	—	(9,214,648)	1,220,811	13,107,267	—	—	159,484,452
Global Shareholder Yield	3,536,378	39,073,455	179,594	(1,070,471)	52,485	2,185,739	179,594	—	40,420,802
Global Thematic Opportunities	2,833,685	39,081,271	171,733	(2,653,406)	627,920	2,812,453	—	—	40,039,971
Health Sciences	13,304,869	66,789,893	—	(4,587,678)	(64,475)	5,450,992	—	—	67,588,732
High Yield	70,925,333	212,696,501	4,116,868	(1,916,507)	(231,851)	(470,507)	3,334,584	—	214,194,504
International Dynamic Growth	7,058,922	86,330,529	199,415	(12,950,790)	783,627	13,379,622	—	—	87,742,403
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	5,287,741	$137,034,570	—	$(6,869,782)	$331,095	$9,787,893	—	—	$140,283,776
International Small Company	8,648,329	89,886,924	$269,955	(47,561)	1,430	2,599,338	—	—	92,710,086
International Strategic Equity Allocation	36,597,357	366,652,672	—	(19,520,343)	(373,672)	17,385,048	—	—	364,143,705
John Hancock Collateral Trust	20,195	18,744	404,927	(221,775)	7	(2)	$435	—	201,901
Mid Cap Growth	14,194,222	226,006,992	4,327,274	(21,753,135)	(9,510,517)	32,437,139	—	—	231,507,753
Mid Value	19,828,954	342,148,715	—	(25,764,372)	1,595,016	35,967,470	—	—	353,946,829
Multi-Asset High Income	4,249,175	38,955,403	457,625	(439,152)	(40,370)	1,093,725	402,577	—	40,027,231
Multifactor Emerging Markets ETF	4,866,317	125,504,730	18,879	(1,789,850)	(77,336)	2,522,797	—	—	126,179,220
Science & Technology	26,758,141	54,733,923	1,338,310	(9,142,944)	(67,315)	8,527,377	—	—	55,389,351
Short Duration Bond	29,014,484	264,881,158	9,022,561	(3,792,069)	(315,835)	(541,400)	3,318,706	—	269,254,415
Small Cap Core	10,976,639	174,583,571	1,936,387	(3,916,740)	138,203	8,153,595	—	—	180,895,016
Small Cap Dynamic Growth	4,993,510	78,755,152	1,398,322	(11,648,288)	(2,534,024)	15,522,925	—	—	81,494,087
Small Cap Value	6,163,636	105,391,368	1,216,346	(505,947)	4,207	3,052,024	—	—	109,157,998
Strategic Income Opportunities	47,738,822	471,687,602	8,405,741	(2,299,955)	(59,919)	(3,209,578)	4,202,825	—	474,523,891
U.S. Sector Rotation	35,610,645	363,450,337	26,386,318	(29,800,853)	901,290	35,053,277	—	—	395,990,369
					$3,517,270	$367,782,362	$30,921,600	—	$7,428,326,749
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	797,161	$43,551,305	$34,220	$(5,849,665)	$1,496,957	$4,276,239	—	—	$43,509,056
Bond	21,599,103	293,021,862	5,366,517	(4,247,570)	(741,672)	(2,891,201)	$3,208,839	—	290,507,936
Capital Appreciation	1,595,956	25,133,807	265,493	(3,555,687)	189,832	3,118,829	—	—	25,152,274
Capital Appreciation Value	10,041,738	96,014,613	—	(4,013,056)	(205,798)	5,006,591	—	—	96,802,350
Core Bond	21,904,311	235,945,423	7,847,154	(2,057,922)	(333,202)	(2,863,503)	1,741,122	—	238,537,950
Disciplined Value	1,569,758	38,624,916	—	(3,934,886)	384,961	3,933,500	—	—	39,008,491
Disciplined Value International	3,475,366	53,330,042	—	(2,925,516)	133,488	3,295,407	—	—	53,833,421
Diversified Macro	2,278,350	22,734,048	—	(2,770,710)	11,128	3,059,655	—	—	23,034,121
Diversified Real Assets	3,825,144	45,484,595	1,164,336	(2,596,428)	106,294	1,934,185	—	—	46,092,982
Emerging Markets Debt	16,052,451	123,073,421	1,814,484	(2,421,095)	(587,888)	1,082,856	1,814,484	—	122,961,778
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	2,423,438	$22,668,385	—	$(791,334)	$(252,378)	$792,129	—	—	$22,416,802
Equity Income	2,806,068	55,986,275	$173,657	(4,172,009)	215,225	4,339,114	$173,657	—	56,542,262
Floating Rate Income	10,030,832	76,920,888	1,906,351	(1,889,797)	(140,410)	340,069	1,869,927	—	77,137,101
Fundamental Global Franchise	1,976,258	23,390,369	—	(1,378,052)	45,120	1,519,325	—	—	23,576,762
Fundamental Large Cap Core	637,838	45,066,652	—	(2,674,965)	87,550	3,056,020	—	—	45,535,257
Global Equity	3,631,091	47,351,235	—	(3,865,593)	45,211	4,290,616	—	—	47,821,469
Global Shareholder Yield	1,502,155	17,000,805	76,792	(872,523)	168,213	796,349	76,792	—	17,169,636
High Yield	30,876,831	93,330,678	1,540,231	(1,314,404)	(157,523)	(150,951)	1,455,169	—	93,248,031
Infrastructure	838,575	11,350,605	262,848	(615,311)	69,159	396,024	31,634	—	11,463,325
International Growth	1,747,202	46,153,192	—	(3,167,730)	(1,553,131)	4,920,950	—	—	46,353,281
International Small Company	1,827,380	19,396,892	24,795	(386,638)	28,328	526,141	—	—	19,589,518
International Strategic Equity Allocation	7,806,270	80,449,178	—	(6,399,093)	(122,912)	3,745,209	—	—	77,672,382
John Hancock Collateral Trust	6,776	1,182	137,162	(70,605)	1	(1)	112	—	67,739
Mid Cap Growth	2,952,729	47,921,732	927,669	(5,499,181)	(1,024,471)	5,833,267	—	—	48,159,016
Mid Value	3,336,383	58,968,832	—	(5,787,264)	335,280	6,037,590	—	—	59,554,438
Multi-Asset High Income	3,651,525	34,187,061	348,568	(1,054,983)	(84,368)	1,001,086	348,568	—	34,397,364
Multifactor Emerging Markets ETF	913,406	23,946,592	11,500	(737,397)	(24,763)	487,864	—	—	23,683,796
Short Duration Bond	14,449,000	133,826,392	2,928,625	(2,238,437)	(181,666)	(248,197)	1,656,768	—	134,086,717
Small Cap Core	781,875	12,694,180	216,913	(625,595)	36,409	563,386	—	—	12,885,293
Small Cap Dynamic Growth	1,306,109	20,996,290	633,679	(3,755,107)	(498,843)	3,939,681	—	—	21,315,700
Small Cap Value	1,301,326	22,700,660	435,667	(751,212)	12,795	648,581	—	—	23,046,491
Strategic Income Opportunities	16,372,285	163,373,129	1,997,805	(1,494,812)	(41,334)	(1,094,276)	1,448,082	—	162,740,512
U.S. Sector Rotation	7,030,228	74,422,450	5,385,394	(8,788,382)	537,644	6,619,029	—	—	78,176,135
					$(2,046,764)	$68,311,563	$13,825,154	—	$2,116,079,386
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	187,548	$10,542,187	$11,776	$(1,696,689)	$343,196	$1,035,918	—	—	$10,236,388
Bond	23,608,388	324,983,283	6,247,454	(9,712,858)	(1,692,436)	(2,292,620)	$3,537,015	—	317,532,823
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	366,870	$5,854,214	$20,037	$(867,949)	$36,474	$739,094	—	—	$5,781,870
Capital Appreciation Value	3,783,637	37,443,480	—	(2,809,270)	(31,145)	1,871,192	—	—	36,474,257
Core Bond	24,849,889	273,887,935	6,992,112	(6,624,783)	(1,043,058)	(2,596,914)	$1,983,313	—	270,615,292
Disciplined Value	326,081	8,318,429	16,272	(1,143,022)	150,597	760,831	—	—	8,103,107
Disciplined Value International	1,166,846	18,554,738	232,817	(1,879,084)	98,335	1,067,644	—	—	18,074,450
Emerging Markets Debt	15,962,190	126,461,429	1,840,902	(6,487,914)	(1,583,054)	2,039,013	1,840,902	—	122,270,376
Emerging Markets Equity	1,848,288	17,918,375	117,639	(1,354,535)	(482,883)	898,070	—	—	17,096,666
Equity Income	640,941	13,258,156	168,155	(1,571,321)	169,744	890,235	39,882	—	12,914,969
Floating Rate Income	10,018,301	79,038,832	2,117,330	(4,319,661)	(318,366)	522,596	1,899,134	—	77,040,731
Fundamental Global Franchise	717,689	8,789,549	65,615	(871,542)	50,291	528,119	—	—	8,562,032
Fundamental Large Cap Core	119,765	8,775,984	57,509	(886,072)	117,671	484,953	—	—	8,550,045
Global Equity	1,098,697	14,854,338	—	(1,718,023)	331,443	1,002,076	—	—	14,469,834
Global Shareholder Yield	973,809	11,426,414	65,921	(999,110)	291,007	346,410	50,054	—	11,130,642
High Yield	30,952,468	95,900,824	1,574,968	(3,680,148)	(441,702)	122,510	1,478,239	—	93,476,452
Infrastructure	2,176,021	30,536,652	808,255	(2,814,778)	484,486	731,597	82,535	—	29,746,212
International Growth	559,227	15,230,531	—	(1,482,407)	(467,672)	1,555,837	—	—	14,836,289
International Strategic Equity Allocation	4,257,610	45,832,225	215,363	(5,670,364)	182,135	1,803,863	—	—	42,363,222
John Hancock Collateral Trust	6,051	1,169	109,580	(50,258)	1	1	104	—	60,493
Mid Cap Growth	1,160,783	19,364,406	41,206	(2,363,222)	119,301	1,770,674	—	—	18,932,365
Mid Value	1,284,065	23,471,667	158,101	(3,205,392)	253,382	2,242,802	—	—	22,920,560
Multi-Asset High Income	3,634,935	35,129,151	350,203	(2,163,037)	(171,339)	1,096,108	350,202	—	34,241,086
Short Duration Bond	16,464,159	155,841,694	2,652,326	(5,210,281)	(417,276)	(79,070)	1,906,930	—	152,787,393
Small Cap Dynamic Growth	986,417	16,413,595	467,804	(3,429,741)	(279,612)	2,926,287	—	—	16,098,333
Small Cap Value	966,915	17,445,209	790,387	(1,623,765)	12,111	500,122	—	—	17,124,064
Strategic Income Opportunities	14,774,305	150,665,414	1,323,857	(4,082,543)	(120,544)	(929,591)	1,323,857	—	146,856,593
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	3,549,892	$41,024,342	$704,494	$(6,078,020)	$429,945	$3,394,033	—	—	$39,474,794
					$(3,978,968)	$22,431,790	$14,492,167	—	$1,567,771,338
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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